Business Combination - Summary of Acquisition Installments Payable (Details) - LBSM - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Less than one year	$ 162,500
Later than one year but less than two years	5,242
Total	167,742
Less: imputed interest	1,486
Present value of acquisition installment payable	$ 166,256	$ 262,205